Consolidated Statements of Profit or Loss and Other Comprehensive Income	12 Months Ended
	Dec. 31, 2024 SGD ($) $ / shares	Dec. 31, 2023 SGD ($) $ / shares	Dec. 31, 2022 SGD ($) $ / shares
Profit or loss [abstract]
Revenue	$ 1,849,509	$ 3,090,361	$ 4,189,838
Cost of sales	(886,730)	(1,391,923)	(1,608,781)
Gross profit	962,779	1,698,438	2,581,057
Other income	65,351	255,292	381,235
Fair value gain on redeemable, convertible, and cumulative preference shares (“RCCPS”)			3,200,000
Less: Expenses
- Marketing	(243,899)	(327,782)	(413,254)
- Administrative expenses	(6,279,777)	(3,457,587)	(3,409,099)
- Provision for expected credit loss (“ECL”)		(26,049)
- Bad debt written off	(9,068)	(227,067)	(696,526)
- Finance cost	(3,150)	(9,414)	(2,310)
(Loss)/profit before tax	(5,507,764)	(2,094,169)	1,641,103
Income tax expenses			(5,202)
(Loss)/profit for the year	(5,507,764)	(2,094,169)	1,635,901
Items that may be reclassified subsequently to profit or loss:
- Exchange differences on translation of foreign operations	6,693	(1,663)	(1,050)
Total comprehensive (loss)/income for the year	$ (5,501,071)	$ (2,095,832)	$ 1,634,851
(Loss)/profit per share for the loss attributable to owners of the Company (in dollar)
Basic | $ / shares	$ (0.69)	$ (0.31)	$ 1.89
Diluted | $ / shares	$ (0.69)	$ (0.31)	$ 0.25